PUTNAM CONVERTIBLE INCOME-GROWTH TRUST

                  Prospectus Supplement dated May 5, 1997
                  to Prospectuses dated February 28, 1997

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------

Hugh Mullin          1992         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1986.

Charles G. Pohl      1992         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1983.

Edward T. Shadek, Jr.             1997 Employed as as investment
Senior Vice President                  professional by Putnam
                                  Management since March, 1997.
                                  Prior to March, 1997 Mr.
                                  Shadek was a Portfolio Manager
                                  at Newbold's Asset Management
                                  Co., and prior to January,
                                  1993, Mr. Shadek was an
                                  Analyst at Steinhardt
                                  Partners.


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